Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Practices
The Compensation Committee and executive management regularly monitor the Company’s equity grant practices to evaluate whether such practices comply with governing regulations and are consistent with good corporate practices. Historically, equity grants have been approved at Compensation Committee meetings held during the months of February, March, or April in connection with annual incentive plans or the performance review cycle. The Compensation Committee may, however, approve equity grants at any time during the year as appropriate, including with respect to new hires, promotions, or retention efforts. The Compensation Committee does not coordinate the timing of equity awards with the disclosure of material non-public information for the purpose of influencing the value of compensation.
In 2025, we did not grant any stock options or stock appreciation rights.

Award Timing Method	The Compensation Committee and executive management regularly monitor the Company’s equity grant practices to evaluate whether such practices comply with governing regulations and are consistent with good corporate practices. Historically, equity grants have been approved at Compensation Committee meetings held during the months of February, March, or April in connection with annual incentive plans or the performance review cycle. The Compensation Committee may, however, approve equity grants at any time during the year as appropriate, including with respect to new hires, promotions, or retention efforts.
Award Timing Predetermined	true
Award Timing, How MNPI Considered	The Compensation Committee does not coordinate the timing of equity awards with the disclosure of material non-public information for the purpose of influencing the value of compensation.
MNPI Disclosure Timed for Compensation Value	false